INCORPORATION AND PRINCIPAL ACTIVITIES (Details)	6 Months Ended
	Jun. 30, 2022 USD ($)	Mar. 24, 2021
Disclosure of geographical areas [line items]
Reverse merger exchange ratio		1
Russia
Disclosure of geographical areas [line items]
Expense of restructuring activities	$ 5,505,697
Russia | Provision for write down of assets
Disclosure of geographical areas [line items]
Expense of restructuring activities	$ 4,563,420